LEASE LIABILITIES (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
LEASE LIABILITIES
Lease liabilities payable	$ 212,626,000	$ 202,945,000
Less: Amounts due for settlement within one year shown under current liabilities	41,407,000	38,998,000
Amounts due for settlement after one year shown under non-current liabilities	171,219,000	163,947,000
Within one year
LEASE LIABILITIES
Lease liabilities payable	41,407,000	38,998,000
Within a period of more than one year but not exceeding two years
LEASE LIABILITIES
Lease liabilities payable	34,843,000	34,180,000
Within a period of more than two years but not exceeding five years
LEASE LIABILITIES
Lease liabilities payable	73,725,000	72,807,000
Within a period of more than five years
LEASE LIABILITIES
Lease liabilities payable	$ 62,651,000	$ 56,960,000